NATURE OF THE BUSINESS	12 Months Ended
Sep. 30, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
NATURE OF THE BUSINESS
1. NATURE OF THE BUSINESS

New Jersey Resources Corporation provides regulated natural gas distribution and transmission and storage services and operates certain unregulated businesses primarily through the following:

New Jersey Natural Gas Company provides natural gas utility service to approximately 558,000 retail customers throughout Monmouth, Ocean, Morris, Middlesex and Burlington counties in New Jersey and is subject to rate regulation by the BPU. NJNG comprises the Natural Gas Distribution segment.

NJR Clean Energy Ventures Corporation, the Company's clean energy subsidiary, comprises the Clean Energy Ventures segment and consists of the Company's capital investments in commercial and residential solar projects.

NJR Energy Services Company comprises the Energy Services segment. Energy Services maintains and transacts around a portfolio of natural gas transportation and storage capacity contracts and provides physical wholesale energy, retail energy and energy management services in the U.S. and Canada.

NJR Midstream Holdings Corporation, which comprises the Storage and Transportation segment, formerly the Midstream segment, invests in energy-related ventures through its subsidiaries. The Company holds a 50 percent ownership interest in Steckman Ridge, located in Pennsylvania and 20 percent ownership interest in PennEast, which are accounted for under the equity method of accounting. The Company also operates natural gas storage and transmission assets through the wholly-owned subsidiaries of Leaf River, which was acquired on October 11, 2019 and FERC regulated Adelphia Gateway, which was acquired on January 13, 2020. See Note 19. Acquisitions and Dispositions for more information regarding these acquisitions.

NJR Retail Holdings Corporation has two principal subsidiaries: NJR Home Services Company, which provides heating, central air conditioning, standby generators, solar and other indoor and outdoor comfort products to residential homes throughout New Jersey; and Commercial Realty & Resources Corp., which owns commercial real estate. NJR Home Services Company and Commercial Realty & Resources Corp. are included in Home Services and Other operations.